NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2017
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 7 – NOTES PAYABLE – BANKS

United States

The Company was a party to a credit facility with a commercial lender, which provided it with up to $6,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder. Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash and the $1,000 letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

In July 2016, the Company amended the credit facility to increase the maximum borrowing capacity to $8,500. The amendment also revised the existing fixed charge coverage ratio financial covenant. The credit facility expires on June 24, 2018. As of December 31, 2017 and 2016, the company was in compliance with all required debt covenants.

In December 2017, the Company amended the credit facility agreement to reduce the amount of the letter of credit provided as security to the lender by an entity related to the Company’s main shareholder, from $1,000 to $700. In April 2018, the letter of credit was reduced to $500.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.375%) plus 4.25% per annum (5.625% as of December 31, 2017).

The Company’s weighted average interest rate in the United States during the years ended December 31, 2017, 2016 and 2015 is 5.64%, 5.76% and 5.88% respectively.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of December 31, 2017 and 2016, the Company had approximately $6,605 and $6,301 respectively, outstanding under line of credit arrangements. As of December 31, 2017 and 2016, the Company had $700 and $833, respectively, in unused borrowing capacity under the line of credit facility.

Europe

In January 2016, the Company entered into a new line of credit arrangement with a commercial bank, replacing the previous line of credit with the same commercial bank, to provide it with up to €10,000 ($11,977 as of December 31, 2017) in borrowings until further notice. Borrowings under the line of credit bear interest at one month EURIBOR plus 3.5% with a minimum of 3.5% per annum (3.5% as of December 31, 2017). The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. In December 2016, the Company and the same commercial bank agreed under the same terms and conditions to raise the existing line of credit to €12,000 ($14,372 as of December 31, 2017). As of December 31, 2017 and 2016 the Company had €2,848 and €1,943 ($3,410 and $2,051 as of December 31, 2017 and 2016), respectively in outstanding borrowings under the line of credit arrangement.

As of December 31, 2017, the Company was in violation with one of the non-financial covenants of the agreement. The commercial bank waived this violation on March 2018.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,994 as of December 31, 2017) is provided to the Company by the same commercial bank. As of December 31, 2017 and 2016 the Company had €2,465 and €2,289 ($2,952 and $2,415 as of December 31, 2017 and 2016), respectively, of outstanding guarantees under the guarantee facility.

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2017, 2016 and 2015 is 3.5%, 3.5% and 3.2%, respectively.